Quarterly Report
August 31, 2024
MFS®  Charter Income Trust
MCR-Q3

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 126.9%
Aerospace & Defense – 3.0%
Boeing Co., 6.298%, 5/01/2029 (n)	$613,000	$640,189
Boeing Co., 6.388%, 5/01/2031 (n)	29,000	30,548
Boeing Co., 5.805%, 5/01/2050	138,000	130,251
Bombardier, Inc., 7.5%, 2/01/2029 (n)	481,000	505,328
Bombardier, Inc., 8.75%, 11/15/2030 (n)	202,000	220,282
Bombardier, Inc., 7.25%, 7/01/2031 (n)	311,000	326,454
Bombardier, Inc., 7%, 6/01/2032 (n)	406,000	422,642
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	525,000	523,451
Moog, Inc., 4.25%, 12/15/2027 (n)	852,000	820,634
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	1,014,000	1,134,811
TransDigm, Inc., 5.5%, 11/15/2027	1,235,000	1,227,739
TransDigm, Inc., 6.75%, 8/15/2028 (n)	117,000	120,293
TransDigm, Inc., 4.625%, 1/15/2029	566,000	544,526
TransDigm, Inc., 6.375%, 3/01/2029 (n)	457,000	470,966
TransDigm, Inc., 6.875%, 12/15/2030 (n)	1,129,000	1,178,938
Triumph Group, Inc., 9%, 3/15/2028 (n)	289,000	305,205
		$8,602,257
Airlines – 0.7%
Air Canada, 3.875%, 8/15/2026 (n)	$955,000	$921,511
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	880,123	862,723
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11%, 4/15/2029 (n)	238,425	242,669
		$2,026,903
Asset-Backed & Securitized – 3.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.122%, 11/15/2054 (i)	$3,737,403	$167,447
ACREC 2021-FL1 Ltd., “C”, FLR, 7.603% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	229,500	222,670
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	79,837	79,845
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.451% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	200,000	197,314
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.653% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	322,361
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.354% (SOFR - 30 day + 3%), 1/15/2037 (n)	208,000	197,538
Arbor Realty Trust, Inc., CLO, 2022-FL2, “A”, FLR, 7.186% (SOFR - 1mo. + 1.85%), 5/15/2037 (n)	422,773	422,769
AREIT 2022-CRE6 Trust, “C”, FLR, 7.503% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	100,000	97,834
AREIT 2022-CRE6 Trust, “D”, FLR, 8.203% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	100,000	97,261
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	96,259	97,082
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.966% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	80,085	135,119
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.722%, 4/15/2053 (i)	1,955,465	107,518
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.399%, 7/15/2054 (i)	940,280	56,636
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.719%, 2/15/2054 (i)	2,241,254	171,861
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.908%, 7/15/2053 (i)	3,261,955	186,072
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.368%, 2/15/2054 (i)	3,592,157	199,887
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)	1,986,592	97,662
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	5,518,216	221,788
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.371%, 7/15/2054 (i)	6,901,656	389,039
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.378%, 8/15/2054 (i)	2,315,131	141,180
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	8,926,051	396,119
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 7.178% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	99,125
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 7.727% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	99,125
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.501% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	100,000	98,389
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.751% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	100,000	98,047
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	93,547	96,138
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	93,547	96,415
BXMT 2021-FL4 Ltd., “B”, FLR, 7.003% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	549,000	490,739
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	143,116	141,159
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	89,945	86,477
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	89,945	85,329

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		$91,416	$91,983
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		29,978	29,982
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		139,273	139,787
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.877%, 4/15/2054 (i)		1,569,214	55,789
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.082%, 6/15/2063 (i)		995,914	46,551
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.141%, 6/15/2064 (i)		1,292,185	65,356
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		257,000	232,880
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,586,320	46
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		20,398	20,395
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		100,000	100,930
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)		100,000	100,800
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,792
Empire District Bondco LLC, 4.943%, 1/01/2033		165,000	167,432
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		56,000	56,385
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		100,000	101,864
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	101,633
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.599% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		114,000	111,212
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 7.003% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		297,500	290,154
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		41,858	41,865
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.451% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		100,000	98,100
MF1 2021-FL5 Ltd., “C”, FLR, 7.151% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		213,000	210,074
MF1 2021-FL5 Ltd., “D”, FLR, 7.951% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		755,000	733,652
MF1 2022-FL8 Ltd., “C”, FLR, 7.535% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	107,238
MF1 2024-FL14 LLC, “A”, FLR, 7.079% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		229,000	228,926
MF1 2024-FL14 LLC, “AS”, FLR, 7.581% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	99,968
MF1 2024-FL14 LLC, “B”, FLR, 8.031% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		349,917	349,795
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.408%, 5/15/2054 (i)		1,026,036	58,664
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.314%, 6/15/2054 (i)		3,005,029	151,704
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		244,000	246,718
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		57,000	57,368
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		113,312	113,835
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		89,554	89,996
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		268,284	269,905
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	100,000	130,246
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.601% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$157,500	152,593
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.253% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		190,000	185,057
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.553% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		100,000	96,000
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.853% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		150,000	147,481
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.303% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		310,000	297,755
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		149,526	149,879
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.625%, 8/15/2054 (i)		1,936,601	137,470
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.204% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		8,844	8,848
			$11,373,053
Automotive – 1.5%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,105,000	$1,004,187
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		651,000	657,388
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		290,000	298,159
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		405,000	405,496
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		645,000	544,859
Ferrari N.V., 3.625%, 5/21/2030	EUR	130,000	146,416
Ford Motor Co., 6.1%, 8/19/2032		$48,000	49,321
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)		503,000	520,548
Hyundai Capital America, 6.375%, 4/08/2030 (n)		72,000	77,185
LKQ Corp., 6.25%, 6/15/2033		34,000	35,708
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		500,000	431,665
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	40,000	44,581
Volkswagen Leasing GmbH, 4%, 4/11/2031		70,000	78,586
			$4,294,099

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.6%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$600,000	$621,559
Discovery Communications LLC, 4.125%, 5/15/2029		32,000	29,872
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		584,000	553,616
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	281,623
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	194,550
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$26,000	22,728
			$1,703,948
Brokerage & Asset Managers – 1.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$704,000	$727,020
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		585,000	631,518
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		274,000	259,197
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		43,000	44,489
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		42,000	45,118
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		369,000	352,292
LPL Holdings, Inc., 4%, 3/15/2029 (n)		366,000	348,204
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		388,000	362,253
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	100,000	115,735
			$2,885,826
Building – 3.3%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$670,000	$619,625
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		116,000	112,357
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		479,000	399,553
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		174,000	172,279
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	110,000	125,308
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$828,000	742,827
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		929,000	867,182
Heidelberg Materials AG, 3.95%, 7/19/2034	EUR	80,000	89,542
Knife River Corp., 7.75%, 5/01/2031 (n)		$579,000	612,979
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		406,000	367,009
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		171,000	175,728
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		716,000	678,846
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		722,000	699,636
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		240,000	244,839
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		767,000	769,740
SRM Concrete, 8.875%, 11/15/2031 (n)		452,000	485,176
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		290,000	298,790
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		586,000	569,822
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		871,000	814,363
Vulcan Materials Co., 3.5%, 6/01/2030		75,000	71,002
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		666,000	659,563
			$9,576,166
Business Services – 1.1%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	100,000	$106,136
Fiserv, Inc., 4.4%, 7/01/2049		$84,000	72,011
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		571,000	560,646
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		644,000	636,891
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		491,000	483,797
Mastercard, Inc., 3.3%, 3/26/2027		45,000	44,112
Mastercard, Inc., 3.85%, 3/26/2050		77,000	63,920
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		405,000	417,824
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	696,027
Visa, Inc., 3.65%, 9/15/2047		118,000	96,367
			$3,177,731

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 4.0%
Cable One, Inc., 4%, 11/15/2030 (n)		$875,000	$671,510
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		597,000	585,108
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,040,000	1,859,519
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,130,000	1,007,742
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		535,000	431,430
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		110,000	113,650
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		27,000	20,541
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	615,112
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		825,000	326,349
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	164,864
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		253,000	256,673
DISH DBS Corp., 7.75%, 7/01/2026		392,000	263,754
DISH DBS Corp., 5.125%, 6/01/2029		370,000	168,464
DISH Network Corp., 11.75%, 11/15/2027 (n)		255,000	259,275
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		893,000	816,437
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		738,000	718,261
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	123,584	140,696
Videotron Ltd., 3.625%, 6/15/2029 (n)		$86,000	81,043
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		800,000	693,150
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		891,000	844,953
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	170,000	166,998
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,715,000	1,547,691
			$11,753,220
Chemicals – 1.6%
Chemours Co., 4.625%, 11/15/2029 (n)		$838,000	$737,197
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		447,000	362,598
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		900,000	850,963
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		680,000	650,108
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		793,000	758,881
SNF Group SACA, 3.375%, 3/15/2030 (n)		1,105,000	962,373
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		358,000	383,478
			$4,705,598
Computer Software – 0.5%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$405,000	$423,467
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		448,000	443,618
Microsoft Corp., 2.525%, 6/01/2050		101,000	67,270
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		480,000	479,218
Oracle Corp., 4%, 7/15/2046		62,000	49,339
			$1,462,912
Computer Software - Systems – 0.7%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$337,000	$323,962
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		180,000	182,319
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,213,000	1,211,747
Virtusa Corp., 7.125%, 12/15/2028 (n)		361,000	339,774
			$2,057,802
Conglomerates – 2.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$528,000	$509,519
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,096,000	1,048,213
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		448,000	486,581
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,026,000	1,050,659
Gates Corp., 6.875%, 7/01/2029 (n)		348,000	356,959
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		670,000	638,449
nVent Finance S.à r.l., 5.65%, 5/15/2033		58,000	59,500
Regal Rexnord Corp., 6.05%, 4/15/2028		126,000	130,201
TriMas Corp., 4.125%, 4/15/2029 (n)		1,361,000	1,268,484

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Veralto Corp., 4.15%, 9/19/2031	EUR	100,000	$114,403
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$39,000	39,115
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		39,000	40,615
			$5,742,698
Construction – 0.9%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$693,000	$705,483
Empire Communities Corp., 9.75%, 5/01/2029 (n)		528,000	556,380
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		249,000	245,682
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		506,000	477,126
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		684,000	663,304
			$2,647,975
Consumer Products – 1.4%
Acushnet Co., 7.375%, 10/15/2028 (n)		$707,000	$741,478
Amer Sports Co., 6.75%, 2/16/2031 (n)		803,000	816,037
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	100,000	97,904
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		$992,000	1,027,378
Kenvue, Inc., 5.05%, 3/22/2053		100,000	99,615
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		885,000	872,073
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		572,000	518,407
			$4,172,892
Consumer Services – 2.7%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$1,085,000	$1,087,550
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	356,032
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	100,000	114,436
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$659,000	559,249
Compass Group PLC, 3.25%, 2/06/2031	EUR	100,000	110,352
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		$1,017,000	945,615
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		832,000	836,777
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		584,000	572,543
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		532,000	511,507
Pachelbel Bidco Spa, 7.125%, 5/17/2031 (n)	EUR	100,000	116,185
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$667,000	478,732
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		436,000	303,998
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,070,000	989,833
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		174,000	180,455
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	100,000	109,862
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$605,000	602,221
			$7,875,347
Containers – 1.3%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$238,000	$54,830
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		765,000	694,083
Ball Corp., 2.875%, 8/15/2030		580,000	512,628
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,069,000	977,897
Crown Americas LLC, 5.25%, 4/01/2030		342,000	341,785
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	531,000	594,598
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$601,000	600,224
			$3,776,045
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$48,000	$41,627
Arrow Electronics, Inc., 5.875%, 4/10/2034		69,000	70,587
CommScope Technologies LLC, 5%, 3/15/2027 (n)		145,000	110,797
			$223,011

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.7%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$480,000	$486,509
Entegris, Inc., 4.375%, 4/15/2028 (n)		457,000	438,969
Entegris, Inc., 3.625%, 5/01/2029 (n)		499,000	459,438
Intel Corp., 5.7%, 2/10/2053		45,000	43,036
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		36,000	33,707
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		17,000	17,007
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		385,000	384,549
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		254,000	239,857
			$2,103,072
Emerging Market Quasi-Sovereign – 4.4%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$855,000	$900,956
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		909,000	951,258
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	110,000	122,782
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		$400,000	400,586
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		635,000	659,790
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		522,000	512,907
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	624,349
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	146,000	145,878
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		$299,000	263,363
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	704,650
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	676,438
Korea Development Bank, 4.25%, 9/08/2032		531,000	518,596
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	203,716
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		493,000	525,058
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	519,158
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	203,720
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	877,000
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	83,149
Petroleos Mexicanos, 10%, 2/07/2033		60,000	61,638
Petroleos Mexicanos, 6.75%, 9/21/2047		866,000	592,763
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		352,000	336,501
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		632,000	645,601
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,082,136
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	180,000	157,685
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$500,000	525,664
Uzbek Industrial and Construction Bank ATB, 8.95%, 7/24/2029 (n)		597,000	591,030
			$12,886,372
Emerging Market Sovereign – 9.7%
Republic of India, 7.18%, 8/14/2033	INR	51,100,000	$618,342
Arab Republic of Egypt, 8.5%, 1/31/2047		$965,000	745,192
Dominican Republic, 5.5%, 2/22/2029 (n)		761,000	759,203
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	160,761
Dominican Republic, 5.875%, 1/30/2060 (n)		1,360,000	1,249,962
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	631,000	700,456
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	454,364
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	387,346
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	23,377,000	536,519
Oriental Republic of Uruguay, 9.75%, 7/20/2033		8,914,000	220,876
People's Republic of China, 3.13%, 11/21/2029	CNY	8,200,000	1,229,922
People's Republic of China, 2.88%, 2/25/2033		9,820,000	1,465,588
Republic of Albania, 5.9%, 6/09/2028	EUR	682,000	785,780
Republic of Angola, 9.375%, 5/08/2048		$870,000	747,082
Republic of Angola, 9.125%, 11/26/2049		200,000	168,036
Republic of Argentina, 4.125%, 7/09/2035		768,494	341,024
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	114,000	102,152
Republic of Benin, 6.875%, 1/19/2052		400,000	358,428
Republic of Bulgaria, 5%, 3/05/2037		$568,000	563,655

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Costa Rica, 7.3%, 11/13/2054		$600,000	$648,790
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	964,993
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		200,000	190,137
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$630,000	642,310
Republic of Guatemala, 6.125%, 6/01/2050 (n)		382,000	362,350
Republic of Hungary, 2%, 5/23/2029	HUF	242,000,000	573,909
Republic of Hungary, 5.5%, 6/16/2034 (n)		$650,000	657,333
Republic of Hungary, 7%, 10/24/2035	HUF	74,000,000	218,311
Republic of Korea, 2.375%, 12/10/2027	KRW	325,000,000	238,772
Republic of Korea, 1.875%, 6/10/2029		3,274,250,000	2,333,259
Republic of Korea, 1.375%, 6/10/2030		2,721,670,000	1,862,736
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	207,187
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	1,045,627
Republic of Peru, 5.375%, 2/08/2035		556,000	563,300
Republic of Philippines, 3.556%, 9/29/2032		334,000	309,188
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	247,000	228,848
Republic of Romania, 2%, 1/28/2032		350,000	309,628
Republic of Serbia, 1.65%, 3/03/2033		428,000	365,620
Republic of Serbia, 6%, 6/12/2034 (n)		$329,000	334,178
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	452,000	363,489
Republic of South Africa, 7.3%, 4/20/2052		$611,000	589,921
Republic of Turkey, 7.625%, 5/15/2034		830,000	865,026
Sultanate of Oman, 7%, 1/25/2051		800,000	892,880
United Mexican States, 7.75%, 5/29/2031	MXN	5,900,000	270,428
United Mexican States, 4.75%, 4/27/2032		$727,000	691,997
United Mexican States, 4.875%, 5/19/2033		441,000	417,535
United Mexican States, 3.771%, 5/24/2061		774,000	497,414
			$28,239,854
Energy - Independent – 3.5%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$526,000	$554,543
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		192,000	208,704
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		432,000	466,204
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,169,000	1,149,875
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		651,000	659,978
Diamondback Energy, Inc., 5.75%, 4/18/2054		77,000	77,031
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		523,000	555,554
Matador Resources Co., 6.875%, 4/15/2028 (n)		665,000	682,281
Matador Resources Co., 6.5%, 4/15/2032 (n)		228,000	231,394
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	489,796
Occidental Petroleum Corp., 6.45%, 9/15/2036		82,000	88,869
Occidental Petroleum Corp., 6.05%, 10/01/2054		28,000	28,476
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		886,000	886,101
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		465,000	487,790
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		190,000	194,827
Pioneer Natural Resources Co., 2.15%, 1/15/2031		95,000	82,634
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		82,000	89,941
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		858,000	903,665
SM Energy Co., 6.5%, 7/15/2028		432,000	434,379
SM Energy Co., 7%, 8/01/2032 (n)		407,000	416,960
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	955,633
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		543,000	555,918
			$10,200,553
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$54,000	$54,015
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	100,000	116,216
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$599,000	622,188
Eni S.p.A., 3.875%, 1/15/2034	EUR	100,000	112,123

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	100,000	$82,117
OMV AG, 3.25%, 9/04/2031		50,000	55,046
			$1,041,705
Engineering - Construction – 0.0%
John Deere Bank S.A., 3.3%, 10/15/2029	EUR	100,000	$111,297
Entertainment – 2.4%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$525,000	$530,318
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		844,000	846,795
Carnival Corp. PLC, 6%, 5/01/2029 (n)		367,000	368,641
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	260,000	302,434
Cinemark USA, Inc., 7%, 8/01/2032 (n)		$348,000	361,212
Merlin Entertainments, 7.375%, 2/15/2031 (n)		447,000	445,347
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		659,000	658,641
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		587,000	588,003
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		360,000	362,780
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		474,000	485,560
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		520,000	502,973
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		747,000	768,871
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		228,000	227,730
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		644,000	638,643
			$7,087,948
Financial Institutions – 3.1%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$574,138	$522,466
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		69,000	67,966
Ayvens S.A., 3.875%, 7/16/2029	EUR	100,000	112,119
Citycon Treasury B.V., 6.5%, 3/08/2029		100,000	113,473
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		$695,000	747,113
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		558,000	593,992
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		591,000	593,516
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		283,000	289,893
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		657,000	652,705
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		435,000	466,837
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		231,000	241,670
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028	EUR	100,000	96,128
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		$544,000	579,014
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		649,000	687,638
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		107,000	111,356
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		126,000	133,903
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		231,000	235,444
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		1,012,000	1,010,177
OneMain Finance Corp., 7.125%, 3/15/2026		763,000	777,446
OneMain Finance Corp., 5.375%, 11/15/2029		403,000	387,590
OneMain Finance Corp., 7.5%, 5/15/2031		416,000	429,388
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026	EUR	200,000	185,431
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		280,000	112,098
			$9,147,363
Food & Beverages – 2.9%
Anheuser-Busch InBev S.A/N.V., 3.95%, 3/22/2044	EUR	100,000	$110,836
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$144,000	136,490
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	44,014
B&G Foods, Inc., 8%, 9/15/2028 (n)		682,000	709,032
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	129,983
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		755,000	727,194
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		463,000	485,161

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 3.15%, 8/01/2029		$32,000	$29,989
Constellation Brands, Inc., 2.25%, 8/01/2031		53,000	45,171
Diageo Finance PLC, 3.375%, 8/30/2035	EUR	100,000	109,770
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		$480,000	504,961
Heineken N.V., 3.812%, 7/04/2036	EUR	100,000	111,550
JBS USA Food Co., 6.5%, 12/01/2052		$50,000	52,672
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		781,000	701,795
Kraft Heinz Foods Co., 4.375%, 6/01/2046		94,000	80,310
Performance Food Group Co., 5.5%, 10/15/2027 (n)		773,000	768,595
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		209,000	208,460
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		993,000	943,756
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,148,000	1,089,959
TreeHouse Foods, Inc., 4%, 9/01/2028		461,000	426,148
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		982,000	957,495
			$8,373,341
Gaming & Lodging – 3.3%
Allwyn Entertainment Finance, 7.25%, 4/30/2030	EUR	114,000	$133,595
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$647,000	670,012
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		497,000	507,556
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		617,000	616,463
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,171,000	1,163,963
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	203,000	229,782
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$200,000	206,339
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,213,000	1,190,301
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		475,000	425,758
Las Vegas Sands Corp., 3.9%, 8/08/2029		89,000	83,531
Las Vegas Sands Corp., 6.2%, 8/15/2034		298,000	305,191
Marriott International, Inc., 2.85%, 4/15/2031		90,000	79,849
Studio City Finance Ltd., 5%, 1/15/2029 (n)		342,000	305,505
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		1,040,000	995,430
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		705,000	683,233
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	1,034,685
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		727,000	711,303
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		286,000	303,542
			$9,646,038
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	$199,403
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		635,000	648,930
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,016,000	971,655
Arcadis N.V., 4.875%, 2/28/2028	EUR	100,000	114,830
Artera Services LLC, 8.5%, 2/15/2031 (n)		$483,000	483,549
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		35,000	22,197
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		992,000	956,558
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)		291,000	300,439
			$3,697,561
Insurance – 0.1%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$101,000	$86,897
Lincoln National Corp., 5.852%, 3/15/2034		76,000	79,218
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		62,000	65,556
			$231,671
Insurance - Health – 0.1%
Bupa Finance PLC, 4% to 3/24/2032, FLR (GBP Government Yield - 5yr. + 3.17%) to 3/24/2172	GBP	200,000	$195,639
Elevance Health, Inc., 5.375%, 6/15/2034		$68,000	70,466
UnitedHealth Group, Inc., 5.15%, 7/15/2034		98,000	100,697
			$366,802

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$344,000	$354,060
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		116,000	110,782
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		470,000	467,709
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		692,000	673,691
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		478,000	494,037
American International Group, Inc., 5.125%, 3/27/2033		87,000	88,722
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		698,000	665,380
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		701,000	723,622
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		45,000	49,484
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		60,000	60,867
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		459,000	438,650
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		813,000	850,700
Brown & Brown, Inc., 5.65%, 6/11/2034		60,000	61,848
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	175,000	130,005
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$71,000	74,107
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		484,000	485,861
Hub International Ltd., 5.625%, 12/01/2029 (n)		287,000	280,170
Hub International Ltd., 7.25%, 6/15/2030 (n)		866,000	904,318
Hub International Ltd., 7.375%, 1/31/2032 (n)		390,000	404,327
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		729,000	759,335
			$8,077,675
International Market Quasi-Sovereign – 0.4%
CNP Assurances SACA, 4.875% to 7/16/2034, FLR (EURIBOR - 3mo. + 3.374%) to 7/16/2054	EUR	100,000	$113,025
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038		20,000	21,996
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028		90,000	101,292
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		70,000	78,712
La Banque Postale (Republic of France), 3.5%, 6/13/2030		100,000	111,045
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		110,000	107,050
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	210,129
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	100,000	113,371
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029		100,000	100,583
Swisscom Finance, 3.5%, 11/29/2031		100,000	112,638
			$1,069,841
International Market Sovereign – 10.5%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	15,526,000	$9,399,573
Commonwealth of Australia, 2.75%, 5/21/2041		960,000	529,516
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	174,620
Government of Bermuda, 5%, 7/15/2032 (n)		560,000	556,808
Government of Canada, 1.5%, 6/01/2031	CAD	4,684,000	3,145,456
Government of Canada, 2%, 6/01/2032		1,037,000	711,445
Government of Japan, 1.2%, 12/20/2034	JPY	99,000,000	693,149
Government of Japan, 2.4%, 12/20/2034		440,000,000	3,432,295
Government of Japan, 0.3%, 12/20/2039		183,250,000	1,058,072
Government of Japan, 0.4%, 3/20/2050		192,900,000	902,060
Government of Japan, 0.7%, 12/20/2051		295,000,000	1,451,935
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	375,000	414,142
Kingdom of Spain, 3.45%, 10/31/2034 (n)		1,671,000	1,902,260
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,045,000	1,216,125
Kingdom of Spain, 4%, 10/31/2054		256,000	293,540
Republic of Italy, 4.1%, 2/01/2029		1,767,000	2,040,395
Republic of Italy, 1.45%, 3/01/2036		949,000	826,345
Republic of Italy, 4.15%, 10/01/2039 (n)		377,000	423,134
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	162,000	173,676
United Kingdom Treasury, 1.25%, 10/22/2041		506,000	418,654
United Kingdom Treasury, 1.5%, 7/22/2047		130,000	98,664
United Kingdom Treasury, 3.75%, 7/22/2052		604,000	699,314
			$30,561,178

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.0%
Province of Alberta, 1.65%, 6/01/2031	CAD	95,000	$62,636
Province of British Columbia, 2.95%, 6/18/2050		115,000	67,891
			$130,527
Machinery & Tools – 0.8%
AGCO Corp., 5.8%, 3/21/2034		$85,000	$87,422
CNH Industrial Capital LLC, 5.5%, 1/12/2029		71,000	73,432
CNH Industrial N.V., 3.75%, 6/11/2031	EUR	100,000	110,622
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$1,322,000	1,405,230
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	110,000	120,491
Terex Corp., 5%, 5/15/2029 (n)		$474,000	460,209
			$2,257,406
Major Banks – 1.3%
Banca Popolare Sondrio, 4.125%, 6/04/2030	EUR	100,000	$112,035
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$59,000	60,271
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		69,000	60,607
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		104,000	104,225
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		221,000	191,546
Credit Agricole S.A., 3.75% to 1/23/2030, FLR (EURIBOR - 3mo. + 1.1%) to 1/23/2031	EUR	100,000	111,523
ING Groep N.V., 4.25%, 8/26/2035		100,000	110,601
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$44,000	41,331
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		66,000	66,793
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		59,000	61,428
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		108,000	91,215
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	100,000	111,772
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$28,000	20,869
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031	EUR	100,000	117,240
Lloyds Banking Group PLC, 3.875%, 5/14/2032		100,000	112,391
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$154,000	146,119
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		43,000	44,173
Morgan Stanley, 3.955% to 3/21/2034, FLR (EURIBOR - 3mo. + 1.242%) to 3/21/2035	EUR	100,000	112,009
Nationwide Building Society, 3.828% to 7/24/2031, FLR (EURIBOR - 3mo. + 1.15%) to 7/24/2032		100,000	111,513
NatWest Group PLC, 3.673% to 8/05/2030, FLR (EURIBOR - 3mo. + 1.097%) to 8/05/2031		100,000	111,153
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	211,875
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		46,000	46,798
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		55,000	57,399
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	100,000	110,822
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$985,000	1,049,515
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		200,000	170,434
UniCredit S.p.A., 4.2%, 6/11/2034	EUR	150,000	166,251
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$45,000	43,818
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		56,000	50,387
			$3,806,113
Medical & Health Technology & Services – 4.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$965,000	$904,925
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,108,000	1,078,271
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		486,000	510,405
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	100,000	112,264
CAB SELAS, 3.375%, 2/01/2028		100,000	102,265
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$1,070,000	1,002,649
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		426,000	426,731
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		454,000	359,525
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,146,000	1,027,543
Concentra, Inc., 6.875%, 7/15/2032 (n)		522,000	546,060
Encompass Health Corp., 5.75%, 9/15/2025		139,000	138,735
Encompass Health Corp., 4.75%, 2/01/2030		688,000	667,047
Encompass Health Corp., 4.625%, 4/01/2031		231,000	218,731

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.45%, 9/15/2034		$45,000	$45,580
HCA, Inc., 5.125%, 6/15/2039		54,000	52,151
IQVIA, Inc., 5%, 5/15/2027 (n)		1,010,000	1,002,697
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	622,486
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		300,000	329,004
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		367,000	413,607
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		464,000	503,590
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	117,058
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	147,892
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		527,000	553,518
Tenet Healthcare Corp., 6.125%, 10/01/2028		484,000	484,890
Tenet Healthcare Corp., 4.375%, 1/15/2030		416,000	397,719
Tenet Healthcare Corp., 6.125%, 6/15/2030		910,000	923,825
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		465,000	475,699
			$13,164,867
Medical Equipment – 0.9%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	100,000	$110,957
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$620,000	676,552
Medline Borrower LP, 3.875%, 4/01/2029 (n)		290,000	273,925
Medline Borrower LP, 5.25%, 10/01/2029 (n)		848,000	832,852
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		593,000	611,279
			$2,505,565
Metals & Mining – 1.7%
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	100,000	$112,527
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$742,000	666,531
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		128,000	127,789
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,790,000	1,642,282
Glencore Capital Finance DAC, 4.154%, 4/29/2031	EUR	110,000	123,867
Novelis Corp., 3.25%, 11/15/2026 (n)		$486,000	467,748
Novelis Corp., 4.75%, 1/30/2030 (n)		803,000	766,869
Novelis Corp., 3.875%, 8/15/2031 (n)		296,000	265,397
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		373,170	275,414
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		481,000	499,806
			$4,948,230
Midstream – 4.5%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$45,000	$47,512
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		72,000	79,850
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		233,000	244,994
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		857,000	814,141
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		853,000	801,509
Enbridge, Inc., 5.7%, 3/08/2033		42,000	43,793
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		74,000	81,105
Energy Transfer LP, 5.95%, 5/15/2054		60,000	60,583
EQM Midstream Partners LP, 5.5%, 7/15/2028		980,000	986,540
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		229,000	235,425
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		793,000	795,547
NuStar Logistics LP, 6.375%, 10/01/2030		698,000	729,223
Peru LNG, 5.375%, 3/22/2030		518,000	449,730
Plains All American Pipeline LP, 5.7%, 9/15/2034		70,000	71,593
Prairie Acquiror LP, 9%, 8/01/2029 (n)		405,000	423,606
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		465,000	450,721
Sunoco LP, 7.25%, 5/01/2032 (n)		697,000	737,185
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		977,000	942,683
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		458,000	468,082
Targa Resources Corp., 4.2%, 2/01/2033		11,000	10,231
Targa Resources Corp., 5.5%, 2/15/2035		28,000	28,428

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.95%, 4/15/2052	$79,000	$69,908
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	632,000	597,483
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	387,000	402,369
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	650,000	602,541
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	836,000	875,503
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	706,000	795,619
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	289,000	295,459
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	886,000	940,492
		$13,081,855
Mortgage-Backed – 2.5%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$11,377	$11,812
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	45,716	46,864
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	22,819	23,852
Fannie Mae, 3.5%, 12/01/2047	35,865	33,722
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052	520,764	434,309
Fannie Mae, UMBS, 6.5%, 2/01/2043	36,221	37,294
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050	114,393	106,653
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052	772,777	662,220
Fannie Mae, UMBS, 3%, 5/01/2051 - 8/01/2053	794,066	707,978
Fannie Mae, UMBS, 5%, 8/01/2052	162,894	162,048
Fannie Mae, UMBS, 4%, 10/01/2052	463,807	440,428
Fannie Mae, UMBS, 5.5%, 11/01/2052	105,799	106,793
Freddie Mac, 0.257%, 2/25/2025 (i)	38,000,000	25,901
Freddie Mac, 1.479%, 3/25/2027 (i)	448,000	13,749
Freddie Mac, 0.26%, 2/25/2028 (i)	36,576,000	180,762
Freddie Mac, 0.43%, 2/25/2028 (i)	15,572,000	160,326
Freddie Mac, 0.251%, 4/25/2028 (i)	15,983,000	80,853
Freddie Mac, 5.995%, 3/25/2029	175,527	176,244
Freddie Mac, 5.901%, 4/25/2029	223,731	223,730
Freddie Mac, 1.218%, 7/25/2029 (i)	1,871,476	83,481
Freddie Mac, 1.914%, 4/25/2030 (i)	845,640	73,472
Freddie Mac, 1.985%, 4/25/2030 (i)	731,897	65,531
Freddie Mac, 1.769%, 5/25/2030 (i)	896,340	74,478
Freddie Mac, 1.906%, 5/25/2030 (i)	2,034,877	180,616
Freddie Mac, 1.435%, 6/25/2030 (i)	821,458	54,935
Freddie Mac, 1.703%, 8/25/2030 (i)	719,995	58,481
Freddie Mac, 1.262%, 9/25/2030 (i)	455,646	27,607
Freddie Mac, 1.172%, 11/25/2030 (i)	901,677	51,453
Freddie Mac, 0.417%, 1/25/2031 (i)	3,174,280	51,055
Freddie Mac, 0.609%, 3/25/2031 (i)	3,725,083	99,391
Freddie Mac, 1.039%, 7/25/2031 (i)	670,491	37,114
Freddie Mac, 0.632%, 9/25/2031 (i)	2,699,427	85,261
Freddie Mac, 0.665%, 12/25/2031 (i)	659,754	22,428
Freddie Mac, 6%, 8/01/2034	18,110	18,853
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2053	203,529	200,015
Freddie Mac, UMBS, 2.5%, 4/01/2051 - 7/01/2051	519,807	446,707
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051	66,823	55,025
Freddie Mac, UMBS, 3%, 4/01/2052	21,871	19,450
Freddie Mac, UMBS, 5%, 11/01/2052	207,364	206,132
Freddie Mac, UMBS, 6%, 8/01/2053	67,130	68,752
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	413,006	360,970
Ginnie Mae, 2%, 2/20/2052 - 3/20/2052	24,826	20,914
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	115,556	104,614
Ginnie Mae, 3.5%, 7/20/2052	74,626	69,478
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	100,288	95,844
Ginnie Mae, 5.5%, 2/20/2053	66,092	66,562
Ginnie Mae, 5%, 3/20/2053 - 4/20/2053	184,987	184,850
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054	49,848	50,597

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 6.503%, 3/20/2064		$135,024	$135,767
Ginnie Mae, TBA, 5.5%, 9/15/2054		125,000	125,820
Ginnie Mae, TBA, 6%, 9/15/2054		100,000	101,477
Ginnie Mae, TBA, 6.5%, 9/15/2054		75,000	76,600
Ginnie Mae, TBA, 2%, 9/23/2054		79,323	66,822
UMBS, TBA, 6%, 9/25/2054		150,000	152,753
			$7,228,843
Municipals – 0.4%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$100,000	$98,118
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		125,000	114,911
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		160,000	157,727
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		150,000	153,141
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		70,000	59,278
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		180,000	176,468
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		246,000	236,809
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	216,129
			$1,212,581
Natural Gas - Distribution – 0.0%
ENGIE S.A., 4.25%, 1/11/2043	EUR	100,000	$111,109
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	100,000	$115,009
APA Infrastructure Ltd., 2.5%, 3/15/2036		100,000	96,624
			$211,633
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		$1,012,000	$1,027,033
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	366,000	421,923
TDC Net A/S, 5.186%, 8/02/2029		100,000	114,899
			$1,563,855
Oil Services – 0.4%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$579,000	$580,166
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		683,000	701,552
			$1,281,718
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	$212,038
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	100,000	112,213
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$200,000	210,432
BPCE S.A., 4.5%, 3/15/2025 (n)		250,000	248,290
CaixaBank S.A., 4.375%, 8/08/2036	EUR	100,000	110,304
Commerzbank AG, 4% to 7/16/2031, FLR (EURIBOR - 3mo. + 1.25%) to 7/16/2032		100,000	111,141
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		100,000	111,887
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032		100,000	109,670
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$200,000	223,636
KBC Group N.V., 6.151% to 3/19/2029, FLR (GBP Government Yield - 5yr. + 2.25%) to 3/19/2034	GBP	100,000	133,306
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$88,000	87,736
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		30,000	31,161
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		74,000	79,525
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		41,000	42,055
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		49,000	50,749
			$1,874,143

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.8%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$287,000	$278,921
AbbVie, Inc., 5.35%, 3/15/2044		41,000	42,281
AbbVie, Inc., 5.4%, 3/15/2054		51,000	52,852
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		272,000	203,184
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		244,000	122,000
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		34,000	35,086
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		29,000	29,938
Johnson & Johnson, 3.55%, 6/01/2044	EUR	100,000	111,664
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$454,000	434,032
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		825,000	772,649
Roche Finance Europe B.V., 3.564%, 5/03/2044	EUR	100,000	110,976
			$2,193,583
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$758,000	$722,563
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		186,000	194,292
Stericycle, Inc., 3.875%, 1/15/2029 (n)		601,000	583,578
Waste Management, Inc., 4.625%, 2/15/2033		49,000	49,082
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		86,000	88,791
			$1,638,306
Precious Metals & Minerals – 0.7%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$290,000	$274,180
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		707,000	698,189
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		931,000	902,281
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		78,000	81,495
			$1,956,145
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$468,000	$466,512
Railroad & Shipping – 0.0%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$49,000	$51,286
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$71,000	$69,425
Boston Properties LP, REIT, 2.75%, 10/01/2026		23,000	21,913
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		49,000	46,980
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	45,734
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		23,000	19,728
			$203,780
Real Estate - Other – 0.9%
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$42,000	$42,240
EPR Properties, REIT, 3.6%, 11/15/2031		104,000	91,531
Lexington Realty Trust Co., 2.7%, 9/15/2030		47,000	41,210
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		579,000	552,366
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,099,000	1,142,824
XHR LP, REIT, 4.875%, 6/01/2029 (n)		722,000	687,084
			$2,557,255
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	$97,709
STORE Capital Corp., REIT, 2.7%, 12/01/2031		18,000	15,105
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		100,000	95,077
			$207,891

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.4%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$347,000	$354,382
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		406,000	371,888
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		582,000	523,194
			$1,249,464
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$479,000	$456,039
Home Depot, Inc., 4.85%, 6/25/2031		19,000	19,456
Home Depot, Inc., 3.625%, 4/15/2052		122,000	94,873
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		682,000	667,965
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	345,000	298,321
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,055,000	986,724
Parkland Corp., 6.625%, 8/15/2032 (n)		116,000	117,215
Penske Automotive Group Co., 3.75%, 6/15/2029		809,000	752,982
Walgreens Boots Alliance, Inc., 8.125%, 8/15/2029		203,000	203,350
			$3,596,925
Specialty Chemicals – 0.1%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	100,000	$103,065
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$53,000	48,621
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		62,000	50,835
International Flavors & Fragrances, Inc., 5%, 9/26/2048		35,000	31,437
			$233,958
Specialty Stores – 0.6%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$232,000	$240,808
DICK'S Sporting Goods, 4.1%, 1/15/2052		111,000	83,279
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		328,000	257,527
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		493,000	288,612
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		870,000	856,623
			$1,726,849
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$771,000	$804,366
Kroger Co., 5%, 9/15/2034		56,000	55,826
Kroger Co., 5.5%, 9/15/2054		56,000	54,891
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	100,000	128,575
			$1,043,658
Supranational – 1.1%
European Union, 3.25%, 7/04/2034	EUR	985,000	$1,127,617
European Union, 3.375%, 11/04/2042		350,000	394,597
European Union, 2.625%, 2/04/2048		475,000	471,692
European Union, 3.375%, 10/05/2054		983,433	1,085,405
			$3,079,311
Telecommunications - Wireless – 1.3%
Altice France S.A., 5.5%, 1/15/2028 (n)		$534,000	$379,994
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	139,537
American Tower Corp., 3.9%, 5/16/2030	EUR	100,000	112,235
American Tower Corp., 5.45%, 2/15/2034		$82,000	84,682
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	614,857
SBA Communications Corp., 3.875%, 2/15/2027		618,000	597,844
SBA Communications Corp., 3.125%, 2/01/2029		1,029,000	946,903
T-Mobile USA, Inc., 3.875%, 4/15/2030		54,000	51,953
T-Mobile USA, Inc., 5.75%, 1/15/2034		26,000	27,562
Vodafone Group PLC, 5.625%, 2/10/2053		47,000	46,882
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	100,000	113,165

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$598,000	$621,172
			$3,736,786
Telephone Services – 0.2%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$173,938	$190,690
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		202,927	138,085
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	100,569
			$429,344
Tobacco – 0.0%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	100,000	$110,949
Transportation - Services – 0.5%
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033	EUR	100,000	$117,975
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		517,000	568,738
CMA CGM S.A., 5.5%, 7/15/2029 (n)		100,000	113,210
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$60,000	61,368
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		38,000	40,183
GXO Logistics, Inc., 6.25%, 5/06/2029		6,000	6,260
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	100,000	132,391
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		$818,284	253,259
Transurban Finance Co Pty Ltd., 3.974%, 3/12/2036	EUR	100,000	111,394
Triton International Ltd., 3.15%, 6/15/2031 (n)		$104,000	89,574
United Parcel Service, 5.05%, 3/03/2053		52,000	50,895
			$1,545,247
U.S. Treasury Obligations – 19.3%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$13,919,000	$8,929,908
U.S. Treasury Bonds, 3.875%, 5/15/2043		4,957,000	4,680,299
U.S. Treasury Bonds, 4.625%, 5/15/2044		36,000	37,490
U.S. Treasury Bonds, 4.75%, 11/15/2053		2,848,000	3,102,540
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		621,687	615,715
U.S. Treasury Notes, 4%, 6/30/2028		7,400,000	7,463,305
U.S. Treasury Notes, 4.125%, 8/31/2030		7,000,000	7,125,508
U.S. Treasury Notes, 4.875%, 10/31/2030		4,700,000	4,977,594
U.S. Treasury Notes, 2.75%, 8/15/2032		16,124,000	14,911,551
U.S. Treasury Notes, 4%, 2/15/2034		4,200,000	4,226,250
			$56,070,160
Utilities - Electric Power – 3.9%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		$1,440,000	$1,240,094
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		28,000	28,201
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	74,310
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		20,000	19,711
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,846
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	140,458
Calpine Corp., 4.5%, 2/15/2028 (n)		$999,000	968,880
Calpine Corp., 5.125%, 3/15/2028 (n)		546,000	532,784
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		504,000	489,638
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,502,000	1,362,880
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		142,000	126,129
Duke Energy Corp., 3.75%, 4/01/2031	EUR	100,000	110,684
Duke Energy Florida LLC, 6.2%, 11/15/2053		$63,000	70,431
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	68,574
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$200,000	170,715
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	100,000	111,449
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$400,000	421,246
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	107,000	125,419
Eversource Energy, 5.5%, 1/01/2034		$55,000	56,144

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Florida Power & Light Co., 2.875%, 12/04/2051		$75,000	$50,278
Georgia Power Co., 4.95%, 5/17/2033		103,000	104,119
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	24,174
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		31,000	31,133
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	101,126
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		726,000	701,191
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		428,000	448,103
Oncor Electric Delivery, 3.5%, 5/15/2031	EUR	100,000	111,587
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$58,000	60,648
Pacific Gas & Electric Co., 6.4%, 6/15/2033		28,000	29,919
PG&E Corp., 5.25%, 7/01/2030		522,000	511,082
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		97,000	97,342
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		707,832	721,604
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		610,000	609,890
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		925,000	907,488
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		438,000	413,624
WEC Energy Group, Inc., 1.8%, 10/15/2030		67,000	57,109
Xcel Energy, Inc., 4.6%, 6/01/2032		43,000	41,908
Xcel Energy, Inc., 5.5%, 3/15/2034		49,000	50,175
			$11,205,093
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	996,000	$984,000
EP Infrastructure A.S., 1.816%, 3/02/2031		187,000	171,052
			$1,155,052
Total Bonds			$368,735,753
Exchange-Traded Funds – 0.7%
Special Products & Services – 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF		24,700	$1,959,698
Common Stocks – 0.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		6,129	$223,708
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		615	$139,956
Total Common Stocks			$363,664
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	6,125	$2,212

Investment Companies (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 5.35% (v)	13,394,928	$13,398,947

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas S.A.	$ 4,595,291	EUR 3,790,000	$2,358
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	4,595,291	3,790,000	2,357
Total Purchased Options					$4,715
Other Assets, Less Liabilities – (32.3)%	(93,763,269)
Net Assets – 100.0%	$290,701,720
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,398,947 and $371,066,042, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,337,781, representing 69.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint

Portfolio of Investments (unaudited) – continued
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
UYU	Uruguayan Peso
Derivative Contracts at 8/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	78,518	USD	52,981	HSBC Bank	10/18/2024	$219
AUD	883,740	USD	581,871	State Street Bank Corp.	10/18/2024	16,909
CAD	990,153	USD	721,790	Citibank N.A.	10/18/2024	13,958
CAD	284,408	USD	208,135	Deutsche Bank AG	10/18/2024	3,198
CAD	3,429,339	USD	2,525,807	HSBC Bank	10/18/2024	22,417
CAD	394,883	USD	292,863	JPMorgan Chase Bank N.A.	10/18/2024	561
CAD	808,257	USD	592,469	State Street Bank Corp.	10/18/2024	8,120
CHF	729,847	USD	842,001	Citibank N.A.	10/18/2024	21,122
EUR	193,403	USD	210,375	Citibank N.A.	10/18/2024	3,851
EUR	1,778,495	USD	1,944,597	HSBC Bank	10/18/2024	25,370
EUR	142,875	USD	156,824	JPMorgan Chase Bank N.A.	10/18/2024	1,433
EUR	4,971,399	USD	5,438,838	State Street Bank Corp.	10/18/2024	67,784
EUR	408,519	USD	450,094	UBS AG	10/18/2024	2,405
GBP	564,135	USD	731,691	HSBC Bank	10/18/2024	9,448
GBP	441,065	USD	566,098	JPMorgan Chase Bank N.A.	10/18/2024	13,356
GBP	719,382	USD	921,704	Merrill Lynch International	10/18/2024	23,395
GBP	1,347,392	USD	1,747,380	State Street Bank Corp.	10/18/2024	22,774
GBP	167,452	USD	215,366	UBS AG	10/18/2024	4,627
IDR	11,212,649,881	USD	722,651	Barclays Bank PLC	11/01/2024	1,098
IDR	6,767,997,964	USD	413,394	Citibank N.A.	11/01/2024	23,464
JPY	121,552,043	USD	788,974	JPMorgan Chase Bank N.A.	10/18/2024	47,811
JPY	70,787,419	USD	458,593	Merrill Lynch International	10/18/2024	28,721
JPY	56,405,927	USD	361,815	State Street Bank Corp.	10/18/2024	26,494
NOK	61,730,883	USD	5,761,597	State Street Bank Corp.	10/18/2024	64,107
NZD	128,690	USD	77,760	NatWest Markets PLC	10/18/2024	2,702
SEK	448,000	USD	42,689	Barclays Bank PLC	10/18/2024	1,045
USD	726,660	AUD	1,070,000	JPMorgan Chase Bank N.A.	10/18/2024	1,679
USD	8,498,030	AUD	12,508,563	State Street Bank Corp.	10/18/2024	22,821
USD	732,577	CNH	5,161,783	State Street Bank Corp.	10/18/2024	1,066
USD	604,710	COP	2,446,049,922	Goldman Sachs International	10/15/2024	23,031
USD	368,071	EUR	330,703	HSBC Bank	10/18/2024	1,763
USD	55,212	EUR	49,720	JPMorgan Chase Bank N.A.	10/18/2024	139
USD	348,000	JPY	50,460,727	UBS AG	10/18/2024	620
USD	622,473	MXN	11,221,464	State Street Bank Corp.	10/18/2024	56,547
USD	1,454,801	NZD	2,325,216	JPMorgan Chase Bank N.A.	10/18/2024	981
						$565,036
Liability Derivatives
AUD	300,292	USD	203,786	Deutsche Bank AG	10/18/2024	$(322)
AUD	1,913,321	USD	1,301,898	JPMorgan Chase Bank N.A.	10/18/2024	(5,522)
AUD	649,184	USD	441,669	Merrill Lynch International	10/18/2024	(1,812)
AUD	453,861	USD	308,343	State Street Bank Corp.	10/18/2024	(828)
BRL	133,265	USD	23,990	Citibank N.A.	9/27/2024	(407)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
COP	2,446,049,922	USD	603,070	Citibank N.A.	10/15/2024	$(21,391)
CZK	6,550,602	USD	293,207	UBS AG	10/18/2024	(3,648)
EUR	145,444	USD	162,412	HSBC Bank	10/18/2024	(1,310)
EUR	283,072	USD	314,588	UBS AG	10/18/2024	(1,041)
GBP	886,880	USD	1,172,433	Barclays Bank PLC	10/18/2024	(7,283)
GBP	156,249	USD	206,595	JPMorgan Chase Bank N.A.	10/18/2024	(1,321)
GBP	220,955	USD	290,618	Merrill Lynch International	10/18/2024	(335)
IDR	8,146,583,835	USD	527,267	Barclays Bank PLC	11/01/2024	(1,425)
IDR	3,189,458,264	USD	206,011	Goldman Sachs International	11/01/2024	(139)
INR	68,198,773	USD	813,539	Barclays Bank PLC	9/12/2024	(575)
JPY	29,913,438	USD	208,070	Citibank N.A.	10/18/2024	(2,141)
JPY	105,409,092	USD	729,722	JPMorgan Chase Bank N.A.	10/18/2024	(4,067)
JPY	39,253,204	USD	272,466	State Street Bank Corp.	10/18/2024	(2,240)
MXN	7,561,850	USD	417,987	Merrill Lynch International	10/18/2024	(36,624)
NZD	2,222,040	USD	1,390,973	State Street Bank Corp.	10/18/2024	(1,663)
SEK	2,095,965	USD	206,677	Merrill Lynch International	10/18/2024	(2,065)
SEK	2,379,359	USD	234,472	State Street Bank Corp.	10/18/2024	(2,194)
USD	778,924	AUD	1,191,819	Citibank N.A.	10/18/2024	(28,596)
USD	41,033	AUD	62,500	UBS AG	10/18/2024	(1,313)
USD	719,413	CAD	994,240	Merrill Lynch International	10/18/2024	(19,372)
USD	10,141,213	CAD	13,809,235	State Street Bank Corp.	10/18/2024	(119,954)
USD	2,600	CHF	2,303	JPMorgan Chase Bank N.A.	10/18/2024	(123)
USD	825,871	CHF	708,341	State Street Bank Corp.	10/18/2024	(11,819)
USD	4,550,560	CNH	32,857,319	Citibank N.A.	10/18/2024	(105,876)
USD	868,509	CNH	6,197,963	Merrill Lynch International	10/18/2024	(9,846)
USD	1,790,071	CNH	12,836,660	State Street Bank Corp.	10/18/2024	(29,100)
USD	1,492,681	CZK	34,718,549	Citibank N.A.	10/18/2024	(41,999)
USD	205,301	CZK	4,743,316	HSBC Bank	10/18/2024	(4,370)
USD	108,237	EUR	99,611	Citibank N.A.	10/18/2024	(2,099)
USD	435,745	EUR	399,201	HSBC Bank	10/18/2024	(6,436)
USD	760,765	EUR	698,872	JPMorgan Chase Bank N.A.	10/18/2024	(13,349)
USD	38,320,149	EUR	35,060,998	State Street Bank Corp.	10/18/2024	(515,526)
USD	4,371,939	GBP	3,364,164	Merrill Lynch International	10/18/2024	(47,774)
USD	194,345	GBP	150,414	State Street Bank Corp.	10/18/2024	(3,263)
USD	754,084	HUF	272,616,438	State Street Bank Corp.	10/18/2024	(11,570)
USD	417,081	IDR	6,828,450,841	Citibank N.A.	11/01/2024	(23,678)
USD	6,893,834	JPY	1,080,207,890	Merrill Lynch International	10/18/2024	(542,509)
USD	550,560	JPY	82,311,241	State Street Bank Corp.	10/18/2024	(16,086)
USD	4,203,101	KRW	5,789,099,255	JPMorgan Chase Bank N.A.	11/01/2024	(146,688)
USD	114,508	NZD	189,503	Deutsche Bank AG	10/18/2024	(3,977)
USD	720,493	NZD	1,201,130	HSBC Bank	10/18/2024	(30,502)
USD	1,334,381	NZD	2,188,765	State Street Bank Corp.	10/18/2024	(34,124)
USD	3,310,810	SEK	34,732,971	State Street Bank Corp.	10/18/2024	(79,895)
						$(1,948,197)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	109	$14,177,892	September – 2024	$178,421
Long Gilt 10 yr	Long	GBP	7	907,359	December – 2024	1,093

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 10 yr	Short	USD	112	$12,719,000	December – 2024	$67,969
U.S. Treasury Note 5 yr	Short	USD	254	27,787,203	December – 2024	79,422
U.S. Treasury Ultra Note 10 yr	Short	USD	13	1,526,688	December – 2024	10,225
						$337,130
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	70	$5,523,304	September – 2024	$(91,638)
Canadian Treasury Bond 5 yr	Long	CAD	30	2,538,196	December – 2024	(8,893)
Euro-Bund 10 yr	Short	EUR	19	2,812,458	September – 2024	(53,478)
Euro-Buxl 30 yr	Short	EUR	2	297,397	September – 2024	(14,596)
Euro-Schatz 2 yr	Short	EUR	196	23,015,619	September – 2024	(232,269)
U.S. Treasury Bond	Long	USD	6	738,750	December – 2024	(9,423)
U.S. Treasury Note 2 yr	Long	USD	61	12,660,359	December – 2024	(12,865)
						$(423,162)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	130,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$8,518	$14,565	$23,083
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.   Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At August 31, 2024, the fund had cash collateral of $620,000 and other liquid securities with an aggregate value of $949,509 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,959,698	$—	$139,956	$2,099,654
Luxembourg	—	223,708	—	223,708
United Kingdom	—	2,212	—	2,212
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	56,070,160	—	56,070,160
Non - U.S. Sovereign Debt	—	75,836,556	—	75,836,556
Municipal Bonds	—	1,212,581	—	1,212,581
U.S. Corporate Bonds	—	164,161,214	—	164,161,214
Residential Mortgage-Backed Securities	—	7,992,245	—	7,992,245
Commercial Mortgage-Backed Securities	—	5,370,091	—	5,370,091
Asset-Backed Securities (including CDOs)	—	5,239,560	—	5,239,560
Foreign Bonds	—	52,858,061	—	52,858,061
Mutual Funds	13,398,947	—	—	13,398,947
Total	$15,358,645	$368,966,388	$139,956	$384,464,989
Other Financial Instruments
Futures Contracts – Assets	$337,130	$—	$—	$337,130
Futures Contracts – Liabilities	(423,162)	—	—	(423,162)
Forward Foreign Currency Exchange Contracts – Assets	—	565,036	—	565,036
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,948,197)	—	(1,948,197)
Swap Agreements – Assets	—	23,083	—	23,083
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/23	$219,045
Change in unrealized appreciation or depreciation	(79,089)
Balance as of 8/31/24	$139,956
At August 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,523,758	$112,603,656	$103,730,146	$(317)	$1,996	$13,398,947
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$392,584	$—